ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Canadian Solar Inc. (“CSI”) was incorporated pursuant to the laws of the Province of Ontario in October 2001, and changed its jurisdiction by continuing under the Canadian federal corporate statute, the Canada Business Corporations Act, or CBCA, effective June 1, 2006. In July 2020, CSI filed articles of continuance, or the articles, to change its jurisdiction from the federal jurisdiction of Canada to the provincial jurisdiction of the Province of British Columbia. As a result, CSI is governed by the British Columbia Business Corporation Act, or the BCBCA, and its affairs are governed by its notice of articles and the articles.

CSI and its subsidiaries (collectively, the “Company”) design, develop, and manufacture solar wafers, cells and solar power products. In recent years, the Company has increased investment in, and management attention on its total solutions business, which primarily consists of solar power project development and sale, partial ownership of solar projects, battery storage solutions, EPC and development services, O&M and asset management services, operating solar power and energy storage projects and sales of electricity, and sales of solar system kits. As of December 31, 2020, major subsidiaries of CSI are included in Appendix 1.

In July 2020, the Company announced its plan to carve-out and publicly list its legacy Module and System Solutions (“MSS”) subsidiary, CSI Solar Co., Ltd. (“CSI Solar Co”), in China (“the IPO”). In preparation for the IPO, the Company successfully completed the restructuring of its business segments during the fourth quarter of 2020. The main change being the transfer and inclusion of the China Energy business within the scope of CSI Solar Co, refer to Note 22 for further information.

On September 30, 2020, the Company announced a RMB1.78 billion (approximately $261,332) capital raising for CSI Solar Co, to qualify CSI Solar Co for the planned carve-out IPO in China and bring in leading institutional investors and strategic partners (“third-party investors”).

The third-party investors have agreed to purchase existing CSI Solar Co shares from the Company for an aggregate of RMB1.50 billion (approximately $219,000) at an equity valuation of RMB7.50 billion (approximately $1,100,000). At the same time, selected employees also purchased existing CSI Solar Co shares from the Company for an aggregate of RMB31 million (approximately $4,500) at the same valuation. As of December 31, 2020, $224,553 of share purchase proceeds were fully received and recorded as non-controlling interests in subsidiaries on the consolidated balance sheets.

In addition, CSI Solar Co approved an employee incentive plan (the “ESOP scheme”) and utilized a limited liability partnership (the “LLP”) as a vehicle to hold CSI Solar Co shares that will be used under the ESOP scheme. Eligible CSI Solar Co directors and employees and board members have collectively agreed to subscribe to equity interest in the LLP for an aggregate of RMB248 million ($36,342) at a discount of 30%, or at an equity valuation of RMB5.25 billion (approximately $768,000), for which the vesting conditions include the successful completion of the IPO and service period. The ESOP scheme will be accounted for based on the grant date fair value which equals to the value of the discount benefited by the ESOP scheme participants. Compensation cost recognized was nil in the year ended December 31, 2020. Compensation cost will be recognized over the vesting period upon and after completion of IPO. As of December 31, 2020, $36,342 of subscription advances were fully received and recorded as other payables on the consolidated balance sheets.

As of December 31, 2020, the third-party investors and Canadian Solar employees, in aggregate, owned 20.4% of CSI Solar Co. The Company’s wholly-owned global project development business, its Global Energy (formerly known as Energy) subsidiary, is not part of this transaction.